UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM NQ

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-10103

Satuit Capital Management Trust

(Exact name of registrant as specified in charter)

238 Public Square   Suite 200,  Franklin, TN   37064

(Address of principal executive offices) (Zip code)

Thomas R. Westle

Blank Rome LLP

The Chrysler Building

405 Lexington Avenue

New York, New York 10174

(Name and address of agent for service)

Registrant's telephone number, including area code: (615) 790-8888

Date of fiscal year end:

October 31

Date of reporting period: January 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

Satuit Capital U.S. Emerging Companies Fund
Schedule of Investments
January 31, 2016 (Unaudited)

Shares	Value

COMMON STOCKS - 97.15%

Air Freight & Logistics - 1.05%
17,600	Park-Ohio Holdings Corp.	$502,128

Aircraft Parts & Auxiliary Equipment - 0.15%
8,060	CPI Aerostructures, Inc. *	$70,606

Arrangement of Transportation - 2.54%
32,860	Echo Global Logistics, Inc. *	$723,249
149,680	Radiant Logistics, Inc. *	495,441
1,218,689
Auto Components - 2.13%
28,900	Fox Factory Holding Corp. *	$427,431
52,470	Stoneridge, Inc. *	593,436
1,020,867
Banks - 6.48%
154,760	Community Banker Trust Corporation *	779,990
25,510	Customers Bancorp, Inc. *	640,301
55,810	Green Bancorp, Inc. *	410,762
29,510	Hanmi Financial Corporation	640,367
44,940	Triumph Bancorp, Inc. *	635,002
3,106,422
Biotechnology - 5.52%
16,936	BioSpecifics Technologies Corp. *	646,616
138,260	Cancer Genetics, Inc. *	360,859
79,100	Enzymotec Ltd. *	709,527
38,250	Otonomy, Inc. *	570,690
85,860	Progenics Pharmaceuticals, Inc. *	358,036
2,645,728
Building Products - 2.66%
15,260	Apogee Enterprises, Inc.	607,043
68,280	PGT, Inc. *	669,144
1,276,187
Communications Equipment - 4.96%
48,670	Alliance Fiber Optic Products, Inc. *	699,388
42,670	CalAmp Corp. *	725,390
29,680	Radware Ltd. *	396,525
66,130	Ruckus Wireless, Inc. *	556,153
2,377,456
Computer Communications Equipment - 0.42%
17,590	Silver Spring Networks, Inc. *	201,406

Diversified Telecommunication - 1.18%
44,860	8x8, Inc. *	563,442

Electric Lighting & Wiring Equipment - 1.06%
47,520	Energy Focus, Inc. *	508,464

Electrical Equipment - 1.62%
67,220	Lsi Industries, Inc.	775,719

Electronic Components & Access - 0.15%
5,960	Vishay Precision Group, Inc. *	70,447

Energy Equipment & Services - 1.07%
117,757	Aspen Aerogels, Inc. *	513,421

Food & Kindred Products - 0.01%
940	Inventure Foods, Inc. *	5,283

Health Care Equipment & Supplies - 9.90%
19,000	Inogen, Inc. *	631,560
63,740	Invuity, Inc. *	489,523
24,780	IRadimed Corporation *	481,971
37,690	K2M Group Holdings, Inc. *	535,575
50,620	Lemaitre Vascular, Inc.	739,052
15,270	Natus Medical, Inc. *	538,726
37,010	SurModics Inc. *	738,350
21,620	Vascular Solutions, Inc. *	591,523
4,746,279
Health Care Providers & Services - 4.20%
60,430	BioTelemetry, Inc. *	570,459
30,330	Civitas Solutions, Inc. *	729,740
13,910	Us Physical Therapy, Inc.	711,497
2,011,696
Hotels Restaurants & Leisure - 5.46%
45,660	Kona Grill, Inc. *	742,432
48,730	Papa Murphy's Holdings, Inc. *	462,448
46,020	Ruth's Hospitality Group, Inc. *	747,825
32,360	The Habit Restaurants, Inc.	664,351
2,617,055
Household Durables - 0.39%
42,789	The Dixie Group, Inc. *	186,132

IT Services - 2.65%
101,030	Datalink Corp. *	725,395
118,028	Lionbridge Technologies *	546,470
1,271,865
Infrastructure Software - 1.24%
45,550	Rapid7, Inc. *	596,705

Institutional Brokerage - 0.04%
2,940	GAIN Capital Holding, Inc.	20,462

Insurance - 1.55%
14,590	Amerisafe, Inc.	744,236

Insurance Agents, Brokers & Services - 0.11%
8,930	Health Insurance Innovations, Inc. *	53,044

Internet & Catalog Retail - 1.51%
102,108	1-800-Flowers.com, Inc. *	725,989

Internet Software & Services - 4.05%
76,890	IntraLinks Holdings, Inc. *	619,733
31,360	Perficient, Inc. *	597,408
32,070	Reis, Inc.	723,179
1,940,320
Laboratory Apparatus & Funiture - 0.15%
4,590	Newport Corp. *	69,906

Leisure Products - 1.37%
50,380	Malibu Boats, Inc. *	658,467

Life Sciences Tools & Services - 2.86%
99,520	Neogenomics, Inc. *	678,726
203,185	pSivida Corp. *	692,861
1,371,587
Machinery - 0.30%
10,160	Columbus McKinnon Corporation	145,288

Media - 0.78%
68,600	Xcel Brands, Inc. *	375,928

Pharmaceutical Preparations - 1.09%
64,660	Dipexium Pharmaceuticals, Inc. *	523,099

Printed Circuit Boards - 0.13%
3,660	Sparton Corp. *	62,732

Printing Trades Machinery & Equipment - 0.16%
6,690	Kornit Digital, Ltd. *	76,667

Radio Broadcasting Stations - 0.08%
3,922	Townsquare Media, Inc.	36,867

Retail-Miscellaneous Retail - 1.32%
68,370	Zagg Incorporated *	630,371

Retail-Miscellaneous Shopping Goods Stores - 1.57%
57,290	Sportsman's Warehouse Holdings, Inc. *	751,072

Road & Rail - 4.93%
37,150	Celadon Group, Inc.	294,971
35,690	Covenant Transportation Group, Inc. *	697,026
43,430	Marten Transport Ltd.	728,755
49,577	Providence & Worcester Railroad Co.	644,501
2,365,253
Semiconductors & Related Devices - 2.64%
15,250	Applied Optoelectronic, Inc. *	249,643
37,170	NeoPhotonics Corporation *	333,415
57,090	Photronics, Inc. *	681,655
1,264,712
Semiconductors & Semiconductor - 2.92%
73,910	Nova Measuring Instruments Ltd. *	682,928
22,990	Silicon Motion Technology Corp.	714,759
1,397,688
Services-Computer Processing & Data Preperation- 1.27%
72,790	Five9, Inc. *	606,341

Services-Computer Programming - 1.57%
69,590	Pdf Solutions, Inc. *	753,660

Services-Help Supply Services - 1.17%
38,980	Cross Country Healthcare, Inc. *	561,312

Services-Prepackaged Software - 1.97%
42,000	Attunity, Ltd. *	262,080
78,600	inContact, Inc. *	679,890
941,970
Software - 1.51%
103,420	Upland Software, Inc. *	723,940

Sporting & Athletic Goods, NEC - 1.72%
42,260	Nautilus Inc. *	823,225

Technology Hardware & Storage - 1.35%
21,800	Super Micro Computer, Inc. *	649,204

Telephone & Telegraph Apparatus - 1.22%
144,280	Xtera Communications, Inc. *	584,334

Television Broadcasting Stations - 0.37%
7,320	Gray Television, Inc. *	96,258
18,270	Phoenix New Media Limited *	81,667
177,925
Textiles, Apparel & Luxury Goods - 1.03%
77,000	Sequential Brands Group, Inc. *	495,880

Thrifts & Mortgage Finance - 1.55%
134,250	Atlantic Coast Financial Corporation *	745,088

TOTAL FOR COMMON STOCKS (Cost $50,964,122) - 97.15%	46,562,562

Warrants - 0.00%

Service-Medical Laboratories - 0.00%
50,000	Cancer Genetics, Inc. Warrant	0

TOTAL FOR Warrants (Cost $0) - 0.00%	0

TOTAL INVESTMENTS (Cost $50,964,122) *** - 97.15%	$ 46,562,562

OTHER ASSETS LESS LIABILITIES - 2.85%	1,366,826

NET ASSETS - 100.00%	$ 47,929,388

* Non-income producing security during the period
** Variable rate security: the coupon rate shown represents the yield at January 31, 2016.

*** At January 31, 2016, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $46,562,562 amounted to $4,401,560, which consisted of aggregate gross unrealized appreciation of $3,978,834 and aggregate gross unrealized depreciation of $8,380,394.

NOTES TO FINANCIAL STATEMENTS
Satuit Capital U.S. Emerging Companies Fund
1. SECURITY TRANSACTIONS

At January 31, 2016, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $46,562,562 amounted to $4,401,560, which consisted of aggregate gross unrealized appreciation of $3,978,834 and aggregate gross unrealized depreciation of $8,380,394.

2. SECURITY VALUATION

The Fund's securities are recorded at their estimated fair value primarily on the basis of market quotations.  Certain short-term securities are valued on the basis of amortized cost.  If market quotations are not readily available for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, then that security may be valued by another method that the Board of Trustees (the “Board”)   believes accurately reflects fair value.  A security's valuation may differ depending on the method used for determining value.

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security.  Since most of the Fund's investments are in U.S. common stocks traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value.  Any method used will be approved by the Board and results will be monitored to evaluate accuracy.  The Fund's policy is intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing.  However, fair values determined pursuant to the Fund's procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

In accordance with Generally Accepted Accounting Principles (“GAAP”), fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy of inputs is summarized below

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of January 31, 2016:
Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2016:
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$46,562,562	$0	$0	$46,562,562
Warrant	$0	$0	$0	$0
Total	$46,562,562	$0	$0	$46,562,562

Satuit Capital U.S. Small Cap Fund
Schedule of Investments
January 31, 2016 (Unaudited)

Shares				Value

COMMON STOCKS - 100.63%

Auto Parts - 1.13%
240	Drew Industries Incorporated			13,776

Banks - 2.75%
754	Customers Bancorp, Inc. *			18,925
464	First NBC Bank Holding Co *			14,565
				33,490
Biotechnology - 2.96%
139	Anacor Pharmaceuticals, Inc *			10,443
185	Eagle Pharmaceuticals Inc. *			13,302
825	Otonomy, Inc. *			12,309
				36,054
Building Products - 2.06%
277	Apogee Enterprises, Inc.			11,019
375	Trex Co., Inc. *			14,085
				25,104
Capital Markets - 2.57%
1,864	BGC Partners, Inc.			17,056
316	Evercore Partners, Inc.			14,274
				31,329
Commercial Services & Supplies - 1.88%
685	Interface, Inc.			11,570
618	Knoll, Inc.			11,340
				22,910
Communications Equipment - 1.84%
266	InterDigital, Inc.			11,981
1,240	Ruckus Wireless, Inc. *			10,428
				22,409
Construction Materials - 0.85%
650	Summit Materials, Inc. *			10,316

Diversified Telecommunication - 1.83%
905	8x8, Inc. *			11,367
2,130	Vonage Holdings Corporation *			10,927
				22,294
Electromedical & Electrotherapy - 1.05%
350	Masiom Corporation *			12,863

Electical Industrial Apparatus - 1.25%
830	HollySys Automation Technologies, Ltd.			15,280

Electronic Components, NEC - 1.13%
490	Advanced Energy Industries, Inc. *			13,759

Health Care Equipment & Supplies - 7.76%
272	Cantel Medical Corp.			16,149
680	Globus Medical, Inc. *			16,966
130	Icu Medical, Inc. *			12,513
390	Inogne, Inc. *			12,964
1,540	Invuity, Inc. *			11,827
620	Iradimed Corporation *			12,059
344	Natus Medical, Inc. *			12,136
				94,613
Health Care Providers & Services - 2.42%
215	AmSurg Corp. *			15,736
270	Us Physical Therapy, Inc. *			13,811
				29,546
Hotels Restaurants & Leisure - 2.45%
408	Fiesta Restaurant Group, Inc. *			14,851
193	Jack in the Box, Inc. *			14,985
				29,836
Household Durables - 0.90%
615	M/I Homes, Inc.			11,021

Internet Software & Services - 2.32%
1,772	IntraLinks Holdings, Inc. *			14,282
194	j2 Global, Inc. *			14,067
				28,349
Life Science Tools & Services - 3.29%
369	Cambrex Corporation *			12,782
210	ICON Public Limited Company *			13,875
3,950	pSivida Corp. *			13,470
				40,126
Loan Brokers - 0.82%
135	LendingTree, Inc. *			9,948

Machinery - 2.40%
210	Standex International Corporation			15,166
260	Tennant Company			14,069
				29,235
Men's & Boy's Furnishings, Work Clothing, and Allied Garments - 1.20%
210	Oxford Industries, Inc.			14,671

Oil, Gas & Consumable Fuels - 5.20%
10,000	Synergy Resources Corporation *			63,400

Pharmaceuticals Preperations - 1.24%
450	Phibro Animal Health Corporation			15,098

Plastic Matrial, Synth Resin/ - 1.09%
505	Chemtura Corporation *			13,251

Plastic BiProducts, NEC - 0.95%
300	Armstrong World Industries, Inc. *			11,604

Printed Circuit Boards - 0.94%
1,260	Celestica, Inc. *			11,416

Retail-Apparel & Accessory Stores - 1.30%
870	Francesca's Holdings Corporation *			15,860

Retail-Catalog & Mail-Order Houses - 1.07%
660	Nutrisystem, Inc.			13,075

Retail-Eating Places - 1.06%
210	Red Robin Gourmet Burgers *			12,965

Retail-Grocery Stores - 0.96%
650	Natural Grocers by Vitamin Cottage, Inc. *			11,707

Retail-Home Furniture, Furnishings & Equitpment Stores - 1.10%
890	Tile Shop Holdings, Inc. *			13,448

Retail-Shoe Stores - 1.44%
265	Genesco, Inc. *			17,527

Road & Rail - 2.25%
797	Marten Transport Ltd.			13,374
580	Werner Enterprises, Inc.			14,007
				27,381
Semiconductors & Related Devices - 1.48%
520	Cirrus Logic, Inc. *			18,054

Semiconductors & Semiconductor - 7.40%
90	Ambarella, Inc. *			3,571
1,634	Atmel Corp.			13,170
605	Integrated Device Technology *			15,415
485	Microsemi Corp. *			15,375
280	Power Integrations, Inc.			13,196
335	Silicon Laboratories, Inc. *			15,276
458	Silicon Motion Technology Corp. ADR			14,239
				90,243
Services-Business Services, NE - 2.18%
530	HealthEquity, Inc. *			11,422
340	WageWorks, Inc. *			15,212
				26,633
Services-Commercial Physical & Biological Research - 1.11%
320	INC Research Holdings, Inc. *			13,482

Services-Computer Integrated Systems - 1.12%
400	Ebix, Inc.			13,648

Services-Computer Processing & Data Processing - 1.10%
615	RingCentral, Inc. *			13,419

Services-Computer Programming - 0.94%
375	Synchronoss Technologies, Inc. *			11,490

Services-Help Supply Services - 2.30%
510	AMN Healthcare Services, Inc. *			14,367
355	On Assignment, Inc. *			13,721
				28,087
Services-Prepackaged Software - 6.05%
360	Broadsoft, Inc. *			12,316
345	CyberArk Software, Ltd. *			15,035
1,450	inContact, Inc. *			12,543
470	Marketo, Inc. *			8,935
320	Medidate Solutions, Inc. *			13,674
375	Paycom Software, Inc. *			11,306
				73,808
Services-Skilled Nursing Care - 1.20%
650	Ensign Group, Inc.			14,593

Software - 0.98%
275	Fleetmatics Group PLC *			11,938

Specialty Retail - 1.06%
880	American Eagle Outfitter, Inc.			12,883

Surgical & Medical Instruments - 2.39%
275	Hill-Rom Holdings, Inc.			13,442
580	Mindray Medical Intl, Ltd.			15,660
				29,102
Technology Hardware & Storage - 1.26%
516	Super Micro Computer, Inc. *			15,366

Telephone & Telegraph Apparatus - 2.25%
635	Fabrinet			15,818
310	Netgear, Inc. *			11,585
				27,403
Textiles, Apparel & Luxury Goods - 2.27%
280	G-Iii Apparel Group Ltd. *			13,821
430	Steven Madden Ltd. *			13,885
				27,706
Thrifts & Mortgage Finance - 1.04%
740	Bofi Holding, Inc. *			12,698

Wholesale-Medical, Dental & Hospital Equipment & Supplies - 1.05%
370	Owens & Minor, Inc.			12,821

TOTAL FOR COMMON STOCKS (Cost $1,324,772) - 100.63%				$ 1,227,033

TOTAL INVESTMENTS (Cost $1,324,772) *** - 100.63%				$ 1,227,033

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.63%)				(7,657)

NET ASSETS - 100.00%				$ 1,219,375

* Non-income producing security during the period
** Variable rate security: the coupon rate shown represents the yield at January 31, 2016.

*** At January 31, 2016, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,227,033 amounted to $97,739, which consisted of aggregate gross unrealized appreciation of $56,509 and aggregate gross unrealized depreciation of $154,248.

NOTES TO FINANCIAL STATEMENTS
Satuit Capital U.S. Small Cap Fund
1. SECURITY TRANSACTIONS

At January 31, 2016, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,227,033 amounted to $97,739, which consisted of aggregate gross unrealized appreciation of $56,509 and aggregate gross unrealized depreciation of $154,248.

2. SECURITY VALUATION

The Fund's securities are recorded at their estimated fair value primarily on the basis of market quotations.  Certain short-term securities are valued on the basis of amortized cost.  If market quotations are not readily available for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, then that security may be valued by another method that the Board of Trustees (the “Board”)   believes accurately reflects fair value.  A security's valuation may differ depending on the method used for determining value.

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security.  Since most of the Fund's investments are in U.S. common stocks traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value.  Any method used will be approved by the Board and results will be monitored to evaluate accuracy.  The Fund's policy is intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing.  However, fair values determined pursuant to the Fund's procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

In accordance with Generally Accepted Accounting Principles (“GAAP”), fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy of inputs is summarized below

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of January 31, 2016:
Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2016:
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$1,227,033	$0	$0	$1,227,033
Total	$1,227,033	$0	$0	$1,227,033

Satuit Capital U.S. SMID Cap Fund
Schedule of Investments
January 31, 2016 (Unaudited)

Shares				Value

COMMON STOCKS - 105.28%

Abrasice, Asbestos, & Misc Nonmetallic Mineral Products - 1.32%
390	Owens Corning			$ 18,014

Apparel & Other Finished Products - 2.91%
230	Carter's, Inc.			22,361
205	Under Armour, Inc. *			17,513
				39,874
Auto Parts - 1.30%
1,300	Gentex Corp.			17,797

Automobiles - 1.26%
300	Thor Industries, Inc.			17,302

Biotechnology - 1.91%
525	Alder Biopharmaceuticals, Inc. *			12,695
180	Anacor Pharmaceuticals, Inc. *			13,523
				26,218
Building Products - 1.46%
330	Allegion, Plc.			19,985

Chemicals - 1.35%
470	RPM International, Inc.			18,448

Communications Equipment - 2.15%
260	Arista Networks, Inc. *			15,608
905	Infinera Corporation *			13,865
				29,472
Construction Materials - 2.59%
135	Martin Marietta Materials, Inc. *			16,953
210	Vulcan Materials Company			18,522
				35,475
Containers & Packaging - 1.33%
1,605	Graphic Packaging Holding Company			18,233

Diversified Consumer Sercives - 1.47%
590	H&R Block, Inc.			20,090

Diversified Telecommunication - 1.03%
2,750	Vonage Holdings Corporation *			14,108

Electical Equipment - 1.40%
95	Acuity Brands, Inc.			19,231

Electronic Computers - 4.55%
3,750	Fitbit, Inc. *			62,250

Electical Industrial Apparatus - 5.68%
495	Avnet, Inc.			19,760
1,550	Flextronics International Ltd. *			16,244
725	FLIR Systems, Inc.			21,199
255	Ipg Photonics Corp. *			20,612
				77,815
Finance Lessors - 1.04%
900	Ally Financial, Inc. *			14,265

Food & Kindred Products - 2.47%
1,080	Blue Buffalo Pet Products, Inc. *			18,382
410	The WhiteWave Foods Company *			15,478
				33,859
Food & Staples Retailing - 1.40%
840	Sprouts Farmers Market, Inc. *			19,152

Health Care Equipment & Supplies - 6.17%
325	Align Technology, Inc. *			21,496
200	Siro Dental System, Inc. *			21,258
290	Steris Corp.			20,080
160	Teleflex Incorporated			21,710
				84,544
Health Care Providers & Services - 3.99%
230	AmSurg Corp. *			16,834
255	MEDNAX, Inc. *			17,712
265	Wellcare Health Plans, Inc. *			20,135
				54,681
Hotels Restaurants & Leisre - 1.64%
290	Jack in the Box, Inc.			22,516

Household Audio & Video Equipment - 0.87%
160	Harman International Industries, Incorporated HAR			11,902

Household Durables - 2.66%
90	Mohawk Industries, Inc. *			14,977
13	NVR, Inc. *			21,463
				36,440
IT Services - 1.30%
760	Verifone Holdings, Inc. *			17,776

Industrial Conglomerates - 1.50%
245	Carlisle Companies Incorporated			20,502

Insurance - 1.38%
330	Amtrust Financial Services, Inc.			18,873

Leisure Products - 1.00%
345	Brunswick Corporation			13,748

Life Sciences Tools & Services - 6.89%
265	Charles River Laboratories International, Inc. *			19,671
265	ICON Public Limited Company *			17,509
270	PAREXEL International Corporation *			17,269
330	Quintiles Transnational Holdings Inc. *			20,074
240	Techne Cp			19,846
				94,368
Machinery - 1.54%
290	Graco, Inc.			21,077

Men's & Boy's Furnishings, Work - 1.42%
310	V.F. Corporation			19,406

Millwood, Veneer, Plywood, & Structural Wood Members - 1.16%
600	Masco Corporation			15,834

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 1.31%
230	Edwards Lifesciences Corp. *			17,988

Public Bldg & Related Furniture - 1.12%
380	B/E Aerospace, Inc.			15,371

Retail-Auto Dealers & Gasoline Stations - 5.07%
1,200	Sonic Corp.			69,420

Retail-Eating Places - 1.29%
600	Sonic Corp.			17,628

Retail-Shoe Stores - 1.38%
280	Foot Locker			18,917

Road & Rail - 1.34%
50	Amerco			18,333

Semiconductors & Related Devices - 1.18%
235	Sykworks Solutions, Inc.			16,196

Semiconductors & Semiconductor - 5.50%
790	Integrated Device Technology *			20,129
565	Maxim Integrated Products, Inc.			18,871
375	Microchip Technology, Inc.			16,804
615	Microsemi Corp. *			19,496
				75,299
Services-Computer Integrated Systems - 0.79%
500	NetScout Systems, Inc. *			10,775

Services-Management Consulting - 1.24%
600	Booz Allen Hamilton Holding Corporation			16,974

Services-Management Services - 2.97%
560	Premier, Inc. *			22,793
540	ServiceMaster Global Holdings, Inc. *			17,886
				40,680
Services-Prepackaged Software - 1.16%
660	Veeva Systems, Inc. *			15,906

Software - 3.31%
760	ACI Worldwide, Inc. *			13,604
310	Fleetmatics Group PLC *			13,457
375	Open Text Corporation			18,323
				45,384
Specialty Retail - 4.47%
1,305	American Eagle Outfitters, Inc.			19,105
220	Restoration Hardware Holdings, Inc. *			13,556
120	Signet Jewelers Limited			13,920
230	Tiffany & Co.			14,683
				61,265
Surgical & Medical Instruments - 1.62%
260	ABIOMED, Inc. *			22,186

Textiles, Apparel & Luxury Goods - 1.07%
520	Sketchers USA. Inc. *			14,659

Trading Companies & Distribution - 1.32%
690	HD Supply Holding, Inc. *			18,126

Wholesale-Motor Vehicles Supplies & New Parts - 0.97%
570	Keysight Technologies, Inc. *			13,338

TOTAL FOR COMMON STOCKS (Cost $1,540,805) - 105.28%				1,441,697.25

TOTAL INVESTMENTS (Cost $1,540,805) *** - 105.28%				$ 1,441,697

LIABILITIES IN EXCESS OF OTHER ASSETS - (5.28%)				(72,295)

NET ASSETS - 100.00%				$ 1,369,402

* Non-income producing security during the period
** Variable rate security: the coupon rate shown represents the yield at January 31, 2016.

*** At January 31, 2016, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,441,697 amounted to $99,108, which consisted of aggregate gross unrealized appreciation of $49,199 and aggregate gross unrealized depreciation of $148,307.

NOTES TO FINANCIAL STATEMENTS
Satuit Capital U.S. SMID Cap Fund
1. SECURITY TRANSACTIONS

At January 31, 2016, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,441,697 amounted to $99,108, which consisted of aggregate gross unrealized appreciation of $49,199 and aggregate gross unrealized depreciation of $148,307.

2. SECURITY VALUATION

The Fund's securities are recorded at their estimated fair value primarily on the basis of market quotations.  Certain short-term securities are valued on the basis of amortized cost.  If market quotations are not readily available for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, then that security may be valued by another method that the Board of Trustees (the “Board”)   believes accurately reflects fair value.  A security's valuation may differ depending on the method used for determining value.

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security.  Since most of the Fund's investments are in U.S. common stocks traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value.  Any method used will be approved by the Board and results will be monitored to evaluate accuracy.  The Fund's policy is intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing.  However, fair values determined pursuant to the Fund's procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

In accordance with Generally Accepted Accounting Principles (“GAAP”), fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy of inputs is summarized below

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of January 31, 2016:
Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2016:
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$1,441,697	$0	$0	$1,441,697
Total	$1,441,697	$0	$0	$1,441,697

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Satuit Capital Management Trust

By /s/Robert J. Sullivan

     Robert J. Sullivan

     Principal Executive Officer and Principal Financial Officer

Date: March 31, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Robert J. Sullivan

     Robert J. Sullivan

     Principal Executive Officer and Principal Financial Officer

Date: March 31, 2016